Correction of Delinquent Participant Contributions - Additional Information (Details)	12 Months Ended
Feb. 28, 2025 USD ($)
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP remitted the delinquent contributions to the plan	$ 118,756